DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2017
DEFERRED TAX ASSETS AND LIABILITIES.
DEFERRED TAX ASSETS AND LIABILITIES

NOTE 26 — DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets and liabilities are attributable to the following:

	2017	2016
Year ended 31 December	US$’000	US$’000
Net deferred tax assets:
Share issuance costs	—	1,534
Net operating loss carried forward	—	2,636
Accrued interest	—	(2,756)
Derivatives	1,884	—
Development and production expenditure	—	1,269
Other	111
Total net deferred tax assets	1,995	2,683

Deferred tax liabilities:
Development and production expenditure	(25,971)	(10,654)
Offset by deferred tax assets with legally enforceable right of set-off:
Net operating loss carried forward	23,976	7,218
Accrued interest	—	3,436
Total net deferred tax liabilities	(1,995)	—